7337 EAST DOUBLETREE RANCH ROAD, SUITE 100 SCOTTSDALE, AZ 85258

September 27, 2019

VIA EDGAR

U.S. Securities and Exchange Commission

100 F St. N.E.

Washington, D.C. 20549

RE: Voya Mutual Funds (the “Registrant”)
(File Nos. 33-56094; 811-07428)

Ladies and Gentlemen:

On behalf of the Registrant and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in a supplement, dated September 19, 2019 to Voya Multi-Manager International Small Cap Fund’s Class A, Class C, Class I, Class O, Class W shares Prospectus and Class P3 shares Prospectus, each dated February 28, 2019.

The purpose of the filing is to submit the 497(e) filing dated September 19, 2019 in XBRL for the Voya Multi-Manager International Small Cap Fund.

If you have any questions concerning the attached filing, please contact Jay Stamper at (480) 477-2660 or the undersigned at (480) 477-2649.

Regards,

/s/ Paul A. Caldarelli

Paul A. Caldarelli
Vice President and Senior Counsel
Voya Investment Management

INVESTMENT MANAGEMENT voyainvestments.com